Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.6%)
	Iridium Communications Inc.	108,947	6,768
*	Yelp Inc. Class A	182,452	6,643
*	Consolidated Communications Holdings Inc.	768,355	2,943
	Madison Square Garden Sports Corp.	14,737	2,771
*	Clear Channel Outdoor Holdings Inc.	1,966,551	2,694
*	Cinemark Holdings Inc.	144,964	2,392
*	Playtika Holding Corp.	174,223	2,021
*	TripAdvisor Inc.	117,053	1,930
*	Bandwidth Inc. Class A	101,271	1,385
*	Imax Corp.	64,085	1,089
*	ZipRecruiter Inc. Class A	56,171	998
*,1	fuboTV Inc.	458,302	953
*	Vimeo Inc.	210,319	867
*	Lumen Technologies Inc.	341,241	771
	Shutterstock Inc.	13,098	638
*	Skillz Inc. Class A	60,672	552
*	Eventbrite Inc. Class A	42,309	404
*	Cargurus Inc.	15,122	342
*	TechTarget Inc.	10,148	316
			36,477
Consumer Discretionary (12.4%)
	Boyd Gaming Corp.	141,651	9,826
*	Tri Pointe Homes Inc.	296,088	9,729
*	AutoNation Inc.	53,403	8,791
	Murphy USA Inc.	28,205	8,775
	Toll Brothers Inc.	109,211	8,635
*	Taylor Morrison Home Corp. Class A	147,235	7,181
*	Capri Holdings Ltd.	172,889	6,205
	PVH Corp.	72,306	6,144
	Harley-Davidson Inc.	157,723	5,553
*	Perdoceo Education Corp.	440,828	5,409
	Texas Roadhouse Inc. Class A	42,690	4,793
*	Skyline Champion Corp.	63,799	4,176
	Patrick Industries Inc.	48,845	3,908
*	Playa Hotels & Resorts NV	464,242	3,779
	Buckle Inc.	106,558	3,687
*	Cavco Industries Inc.	11,715	3,456
	Brunswick Corp.	38,453	3,332
	Travel & Leisure Co.	82,445	3,326
*	Shake Shack Inc. Class A	40,253	3,129
*	Malibu Boats Inc. Class A	51,532	3,023
	Macy's Inc.	179,030	2,873

		Shares	Market Value ($000)
*	Qurate Retail Inc. Series A	2,779,310	2,751
	Red Rock Resorts Inc. Class A	56,271	2,632
*	Modine Manufacturing Co.	76,413	2,523
*	SeaWorld Entertainment Inc.	41,497	2,324
*	Green Brick Partners Inc.	40,094	2,277
*	Abercrombie & Fitch Co. Class A	59,704	2,250
	Wingstop Inc.	10,715	2,145
*	Grand Canyon Education Inc.	20,485	2,114
*	Master Craft Boat Holdings Inc.	66,848	2,049
	Marriott Vacations Worldwide Corp.	16,616	2,039
*	Beazer Homes USA Inc.	68,733	1,944
	Bloomin' Brands Inc.	69,986	1,882
	Winnebago Industries Inc.	25,662	1,711
	Upbound Group Inc.	54,300	1,690
*	Visteon Corp.	11,075	1,591
	Movado Group Inc.	58,727	1,576
*	American Axle & Manufacturing Holdings Inc.	185,904	1,537
*	Sally Beauty Holdings Inc.	123,952	1,531
*	Everi Holdings Inc.	95,563	1,382
*	2U Inc.	342,596	1,381
	Signet Jewelers Ltd.	20,699	1,351
	Monarch Casino & Resort Inc.	18,701	1,318
	Jack in the Box Inc.	13,169	1,284
*	Children's Place Inc.	53,107	1,233
*	Bally's Corp.	79,100	1,231
	Standard Motor Products Inc.	32,734	1,228
*	Stride Inc.	31,275	1,164
	Dine Brands Global Inc.	17,373	1,008
*	ODP Corp.	20,959	981
*	Carvana Co. Class A	32,770	849
*	Goodyear Tire & Rubber Co.	60,678	830
*	BJ's Restaurants Inc.	25,767	819
	Carriage Services Inc. Class A	23,086	750
*	M/I Homes Inc.	6,755	589
*	Stitch Fix Inc. Class A	122,275	471
*	Chuy's Holdings Inc.	10,834	442
	Valvoline Inc.	8,455	317
*	Chegg Inc.	35,212	313
*,1	Luminar Technologies Inc. Class A	44,418	306
	Steven Madden Ltd.	8,471	277
*	Frontdoor Inc.	8,597	274
*	Coursera Inc.	20,838	271
*	Brinker International Inc.	6,591	241
	Williams-Sonoma Inc.	1,852	232
			172,838
Consumer Staples (3.4%)
	Coca-Cola Consolidated Inc.	10,710	6,812
*	Post Holdings Inc.	59,534	5,159
	Ingles Markets Inc. Class A	58,133	4,805
	Energizer Holdings Inc.	125,874	4,227
	John B Sanfilippo & Son Inc.	35,131	4,120
	Cal-Maine Foods Inc.	80,833	3,637
*	Hostess Brands Inc. Class A	135,102	3,421
*	elf Beauty Inc.	25,318	2,892
	Vector Group Ltd.	155,542	1,992
*	USANA Health Sciences Inc.	27,454	1,731
	Medifast Inc.	16,604	1,530
	Inter Parfums Inc.	9,404	1,272

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	41,040	1,055
	SpartanNash Co.	36,284	817
	PriceSmart Inc.	10,430	772
	Turning Point Brands Inc.	32,156	772
*	Vita Coco Co. Inc.	22,107	594
*	Performance Food Group Co.	8,833	532
	Andersons Inc.	7,997	369
*	Hain Celestial Group Inc.	28,700	359
*	Herbalife Ltd.	21,086	279
*	Coty Inc. Class A	21,825	268
*	Duckhorn Portfolio Inc.	20,254	263
*	Vital Farms Inc.	19,971	239
			47,917
Energy (5.6%)
*	Par Pacific Holdings Inc.	325,021	8,649
	Helmerich & Payne Inc.	198,912	7,051
	Liberty Energy Inc. Class A	440,281	5,886
	SM Energy Co.	178,518	5,646
*	Weatherford International plc	78,382	5,206
	Range Resources Corp.	142,207	4,181
	Murphy Oil Corp.	108,711	4,164
	Viper Energy Partners LP	138,804	3,724
*	Nabors Industries Ltd. (XNYS)	38,780	3,608
*	Oceaneering International Inc.	179,557	3,358
*	US Silica Holdings Inc.	275,171	3,338
	Delek US Holdings Inc.	123,182	2,950
	World Fuel Services Corp.	141,965	2,936
	NOV Inc.	175,002	2,807
	Marathon Oil Corp.	96,753	2,227
	California Resources Corp.	38,323	1,736
[1]	Vitesse Energy Inc.	73,269	1,641
	Patterson-UTI Energy Inc.	125,041	1,497
	PBF Energy Inc. Class A	35,930	1,471
*	Plains GP Holdings LP Class A	91,974	1,364
	RPC Inc.	149,528	1,069
	International Seaways Inc.	27,473	1,051
*	Denbury Inc.	6,958	600
	Matador Resources Co.	10,544	552
	CONSOL Energy Inc.	5,118	347
[1]	Crescent Energy Co. Class A	31,175	325
	Archrock Inc.	26,141	268
			77,652
Financials (15.3%)
	MGIC Investment Corp.	619,586	9,783
	Affiliated Managers Group Inc.	63,101	9,458
	Essent Group Ltd.	194,241	9,090
	CNO Financial Group Inc.	371,282	8,788
	Stifel Financial Corp.	137,619	8,212
	Axis Capital Holdings Ltd.	150,702	8,112
	Unum Group	168,196	8,023
	OFG Bancorp	289,997	7,563
	Popular Inc.	124,883	7,558
	FNB Corp.	640,310	7,325
	Synovus Financial Corp.	211,708	6,404
	Pathward Financial Inc.	130,779	6,063
	International Bancshares Corp.	136,337	6,026
	Hancock Whitney Corp.	144,845	5,559

		Shares	Market Value ($000)
*	Cannae Holdings Inc.	232,169	4,692
*	AvidXchange Holdings Inc.	449,197	4,663
	Banner Corp.	106,234	4,639
*	Genworth Financial Inc. Class A	900,679	4,503
	American Equity Investment Life Holding Co.	85,971	4,480
	BOK Financial Corp.	51,156	4,132
	Radian Group Inc.	145,172	3,670
	Columbia Banking System Inc.	177,442	3,599
*	NMI Holdings Inc. Class A	139,408	3,599
*	Enstar Group Ltd.	14,228	3,475
	Westamerica BanCorp.	88,821	3,402
	Evercore Inc. Class A	25,196	3,114
	BGC Partners Inc. Class A	698,401	3,094
	SLM Corp.	186,740	3,048
	S&T Bancorp Inc.	98,734	2,685
	Virtu Financial Inc. Class A	153,257	2,619
*	Shift4 Payments Inc. Class A	35,305	2,398
	First Financial Bancorp	116,057	2,372
*	PROG Holdings Inc.	69,337	2,227
	First Financial Corp.	65,756	2,135
	Central Pacific Financial Corp.	130,084	2,044
	Virtus Investment Partners Inc.	9,002	1,778
	Navient Corp.	95,256	1,770
	Towne Bank	71,534	1,662
	Jackson Financial Inc. Class A	53,384	1,634
	Victory Capital Holdings Inc. Class A	50,228	1,584
	First Hawaiian Inc.	84,876	1,529
	Heartland Financial USA Inc.	54,798	1,527
*	International Money Express Inc.	62,149	1,525
	Wintrust Financial Corp.	20,115	1,461
*	Palomar Holdings Inc.	22,770	1,322
*	LendingTree Inc.	59,004	1,305
	First Merchants Corp.	42,291	1,194
	Brightsphere Investment Group Inc.	53,916	1,130
	Horizon Bancorp Inc.	105,274	1,096
	Fulton Financial Corp.	86,129	1,027
	James River Group Holdings Ltd.	52,516	959
*	Green Dot Corp. Class A	46,317	868
	Hanmi Financial Corp.	56,554	844
	Byline Bancorp Inc.	45,507	823
	Hilltop Holdings Inc.	24,966	785
	Old Republic International Corp.	29,797	750
	First BanCorp. (XNYS)	54,126	661
	Employers Holdings Inc.	16,580	620
	Veritex Holdings Inc.	33,561	602
	1st Source Corp.	13,795	578
	WesBanco Inc.	22,237	569
*	SiriusPoint Ltd.	62,318	563
	Berkshire Hills Bancorp Inc.	26,937	558
	OceanFirst Financial Corp.	29,187	456
	Heritage Financial Corp.	26,642	431
*	LendingClub Corp.	43,740	426
*	Customers Bancorp Inc.	13,331	403
	Old National Bancorp	27,594	385
	WisdomTree Inc.	51,421	353
	TrustCo Bank Corp. NY	11,695	335
	Heritage Commerce Corp.	39,900	330
	WSFS Financial Corp.	8,488	320

		Shares	Market Value ($000)
*	MBIA Inc.	31,565	273
	Northfield Bancorp Inc.	24,372	268
*	StoneX Group Inc.	3,203	266
			213,524
Health Care (14.0%)
*	Tenet Healthcare Corp.	140,990	11,474
*	Ionis Pharmaceuticals Inc.	233,930	9,598
*	Alkermes plc	281,972	8,826
*	Inspire Medical Systems Inc.	25,625	8,319
*	Merit Medical Systems Inc.	91,837	7,681
*	CorVel Corp.	38,772	7,502
*	Medpace Holdings Inc.	30,827	7,404
	Bruker Corp.	96,426	7,128
*	Veradigm Inc.	368,620	4,645
*	Health Catalyst Inc.	345,369	4,317
*	ACADIA Pharmaceuticals Inc.	153,181	3,669
*	Phreesia Inc.	114,379	3,547
*	Fate Therapeutics Inc.	726,136	3,456
*	Lantheus Holdings Inc.	40,254	3,378
*	Coherus Biosciences Inc.	782,940	3,343
*	ImmunoGen Inc.	165,317	3,120
*	Exelixis Inc.	162,188	3,099
	Perrigo Co. plc	89,305	3,032
*	Intercept Pharmaceuticals Inc.	261,064	2,887
*	GoodRx Holdings Inc. Class A	510,884	2,820
*	Arrowhead Pharmaceuticals Inc.	75,419	2,689
	HealthStream Inc.	109,311	2,685
*	Sangamo Therapeutics Inc.	2,027,619	2,636
*	Agios Pharmaceuticals Inc.	90,980	2,577
*	2seventy bio Inc.	247,064	2,500
*	Nevro Corp.	91,092	2,316
*	NeoGenomics Inc.	138,592	2,227
*	AtriCure Inc.	43,637	2,154
*	Pediatrix Medical Group Inc.	146,164	2,077
*	Avanos Medical Inc.	80,951	2,069
	Agenus Inc.	1,267,979	2,029
*	Haemonetics Corp.	22,530	1,918
*	Ultragenyx Pharmaceutical Inc.	41,384	1,909
*	NextGen Healthcare Inc.	114,708	1,861
*	Inovio Pharmaceuticals Inc.	4,055,808	1,811
*	PetIQ Inc. Class A	117,494	1,782
*	Altimmune Inc.	490,562	1,732
*	Axonics Inc.	32,772	1,654
*	Natera Inc.	33,156	1,613
*	PTC Therapeutics Inc.	37,583	1,528
*	Community Health Systems Inc.	321,968	1,417
*	MacroGenics Inc.	264,878	1,417
*	Zimvie Inc.	121,598	1,366
*	Vanda Pharmaceuticals Inc.	205,025	1,351
*	Inogen Inc.	113,916	1,316
*	Bridgebio Pharma Inc.	74,125	1,275
*	Enanta Pharmaceuticals Inc.	59,045	1,264
*	Integra LifeSciences Holdings Corp.	30,168	1,241
*	Atara Biotherapeutics Inc.	746,636	1,202
*,1	Novavax Inc.	157,867	1,173
*	OraSure Technologies Inc.	232,457	1,165
*	Arcturus Therapeutics Holdings Inc.	40,255	1,155
*	Mirati Therapeutics Inc.	29,201	1,055

		Shares	Market Value ($000)
*	MiMedx Group Inc.	151,509	1,001
*	Option Care Health Inc.	29,935	973
*	Y-mAbs Therapeutics Inc.	143,155	972
*	NanoString Technologies Inc.	237,409	961
*	CytomX Therapeutics Inc.	555,119	955
*	SI-BONE Inc.	33,380	901
*	BioCryst Pharmaceuticals Inc.	116,877	823
*	Puma Biotechnology Inc.	227,827	804
*	NGM Biopharmaceuticals Inc.	302,301	783
*	Quanterix Corp.	34,000	767
*	Rigel Pharmaceuticals Inc.	580,493	749
*	LivaNova plc	13,945	717
*	FibroGen Inc.	246,392	665
*	Nurix Therapeutics Inc.	65,684	656
*	Emergent BioSolutions Inc.	86,721	637
*	Deciphera Pharmaceuticals Inc.	44,898	632
*	Amphastar Pharmaceuticals Inc.	10,245	589
*	AngioDynamics Inc.	51,850	541
*	Twist Bioscience Corp.	25,739	527
*	Cara Therapeutics Inc.	172,765	489
*	Verve Therapeutics Inc.	25,497	478
	Chemed Corp.	850	460
*	Protagonist Therapeutics Inc.	16,534	457
*	STAAR Surgical Co.	8,657	455
*	Computer Programs and Systems Inc.	18,021	445
*	Enovis Corp.	6,948	445
*	Nektar Therapeutics Class A	763,309	439
*	Heron Therapeutics Inc.	376,102	436
*	Codexis Inc.	153,933	431
*	Pennant Group Inc.	34,052	418
*	CRISPR Therapeutics AG	7,435	417
*	Pulmonx Corp.	31,362	411
*	Hims & Hers Health Inc.	41,650	392
*	Travere Thrapeutics Inc.	24,416	375
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	373
*	iRhythm Technologies Inc.	3,429	358
*	Editas Medicine Inc. Class A	43,327	357
*	Alector Inc.	57,799	347
	Atrion Corp.	570	322
*	Joint Corp.	22,122	299
*	Rapt Therapeutics Inc.	15,706	294
*	Accolade Inc.	21,842	294
*	Biohaven Ltd.	11,830	283
*	Cerus Corp.	113,284	279
*	Addus HomeCare Corp.	2,960	274
*	Globus Medical Inc. Class A	4,523	269
*	Supernus Pharmaceuticals Inc.	8,798	264
*	Vaxart Inc.	361,973	264
*	Precision BioSciences Inc.	500,660	263
*	Assembly Biosciences Inc.	212,676	245
*	Atea Pharmaceuticals Inc.	64,273	240
*	MannKind Corp.	58,032	236
*	ViewRay Inc.	652,791	230
*	CareDx Inc.	22,031	187
			194,288
Industrials (19.4%)
	EMCOR Group Inc.	64,972	12,006
	nVent Electric plc	230,513	11,911

		Shares	Market Value ($000)
	Allison Transmission Holdings Inc.	186,096	10,507
*	GMS Inc.	131,818	9,122
	Terex Corp.	145,933	8,731
*	Clean Harbors Inc.	51,377	8,448
	Ryder System Inc.	95,743	8,118
	Applied Industrial Technologies Inc.	55,524	8,042
*	Atkore Inc.	50,422	7,863
	Acuity Brands Inc.	41,950	6,841
	Watts Water Technologies Inc. Class A	36,886	6,777
	H&E Equipment Services Inc.	139,969	6,404
	Apogee Enterprises Inc.	133,569	6,341
*	JetBlue Airways Corp.	705,538	6,251
*	Upwork Inc.	595,594	5,563
	UFP Industries Inc.	56,425	5,476
*	Kirby Corp.	69,536	5,351
*	ExlService Holdings Inc.	35,137	5,308
	ManpowerGroup Inc.	64,367	5,111
	Ennis Inc.	230,340	4,694
	Valmont Industries Inc.	14,871	4,328
	Alamo Group Inc.	22,103	4,065
*	Hub Group Inc. Class A	49,528	3,978
	Herc Holdings Inc.	28,539	3,906
*	MRC Global Inc.	362,271	3,648
	Wabash National Corp.	138,928	3,562
*	Manitowoc Co. Inc.	187,609	3,533
	Vertiv Holdings Co. Class A	142,299	3,525
	Heidrick & Struggles International Inc.	132,710	3,513
	Encore Wire Corp.	18,623	3,463
	Crane NXT Co.	57,647	3,254
*	JELD-WEN Holding Inc.	180,220	3,161
	EnerSys	27,204	2,952
	AGCO Corp.	21,834	2,869
*	Sterling Infrastructure Inc.	47,490	2,650
*	Sun Country Airlines Holdings Inc.	110,857	2,492
*	Thermon Group Holdings Inc.	90,032	2,395
*	Triumph Group Inc.	192,244	2,378
*	NOW Inc.	227,944	2,361
*	Legalzoom.com Inc.	192,692	2,328
	Comfort Systems USA Inc.	13,709	2,251
	Brink's Co.	32,500	2,204
	Enerpac Tool Group Corp. Class A	81,018	2,187
*	Titan Machinery Inc.	71,850	2,120
*	Masterbrand Inc.	181,305	2,109
*	Cimpress plc	35,314	2,100
*	American Woodmark Corp.	27,480	2,099
*	Enviri Corp.	190,896	1,884
	Marten Transport Ltd.	85,052	1,829
	Griffon Corp.	44,488	1,793
*	TrueBlue Inc.	100,478	1,779
	Moog Inc. Class A	16,234	1,760
	Insperity Inc.	14,603	1,737
*	Heritage-Crystal Clean Inc.	43,989	1,662
	WESCO International Inc.	9,217	1,650
*	DXP Enterprises Inc.	44,791	1,631
*	MYR Group Inc.	11,211	1,551
*	SP Plus Corp.	39,066	1,528
	Air Lease Corp. Class A	35,742	1,496
*	PGT Innovations Inc.	50,264	1,465

		Shares	Market Value ($000)
	Resources Connection Inc.	93,087	1,462
	Arcosa Inc.	19,057	1,444
	Rush Enterprises Inc. Class A	23,316	1,416
	Standex International Corp.	9,654	1,366
	Brady Corp. Class A	25,299	1,203
	Curtiss-Wright Corp.	6,542	1,202
*	Forrester Research Inc.	40,497	1,178
*	SkyWest Inc.	26,975	1,098
	Steelcase Inc. Class A	139,039	1,072
*	Allegiant Travel Co.	7,649	966
	Hyster-Yale Materials Handling Inc.	16,135	901
*	Liquidity Services Inc.	51,459	849
	Veritiv Corp.	6,289	790
	Kforce Inc.	12,302	771
	CSG Systems International Inc.	13,898	733
*	AAR Corp.	11,411	659
*	Daseke Inc.	78,892	562
	Greenbrier Cos. Inc.	12,291	530
	Franklin Electric Co. Inc.	4,756	489
	Columbus McKinnon Corp.	9,876	401
	Interface Inc. Class A	41,285	363
*	Masonite International Corp.	3,424	351
	ACCO Brands Corp.	57,811	301
*	RXO Inc.	12,453	282
			270,450
Information Technology (12.1%)
*	Pure Storage Inc. Class A	222,463	8,191
*	CommScope Holding Co. Inc.	1,260,168	7,095
*	Nutanix Inc. Class A	246,840	6,924
*	CommVault Systems Inc.	85,754	6,227
*	Manhattan Associates Inc.	30,660	6,128
*	SMART Global Holdings Inc.	206,630	5,994
	Jabil Inc.	54,831	5,918
*	Cirrus Logic Inc.	70,337	5,698
*	Arlo Technologies Inc.	464,219	5,065
*	Domo Inc. Class B	328,291	4,813
*	BlackLine Inc.	88,937	4,787
*	Yext Inc.	421,783	4,770
*	Sanmina Corp.	69,002	4,159
*	Rapid7 Inc.	85,816	3,886
*	BigCommerce Holdings Inc. Series 1	379,308	3,774
*	Itron Inc.	51,051	3,681
*	Semtech Corp.	139,288	3,546
*	Diodes Inc.	37,552	3,473
*	RingCentral Inc. Class A	105,979	3,469
*	Super Micro Computer Inc.	13,071	3,258
*	Teradata Corp.	58,901	3,146
*	Everbridge Inc.	112,650	3,030
*	Zuora Inc. Class A	270,721	2,970
	Amkor Technology Inc.	91,380	2,719
*	ACM Research Inc. Class A	199,654	2,611
*	New Relic Inc.	36,188	2,368
	Xerox Holdings Corp.	158,029	2,353
	Benchmark Electronics Inc.	90,282	2,332
*	Q2 Holdings Inc.	72,464	2,239
*	MaxLinear Inc.	70,664	2,230
*	Kyndryl Holdings Inc.	160,148	2,127
	Pegasystems Inc.	42,030	2,072

		Shares	Market Value ($000)
*	ePlus Inc.	36,091	2,032
*	Impinj Inc.	22,584	2,025
*	Axcelis Technologies Inc.	9,751	1,788
*	Infinera Corp.	361,706	1,747
*	ScanSource Inc.	55,008	1,626
*	Fabrinet	12,184	1,582
*	Smartsheet Inc. Class A	39,218	1,500
*	Synaptics Inc.	16,436	1,403
*	MicroStrategy Inc. Class A	3,897	1,334
	A10 Networks Inc.	89,142	1,301
*	Tenable Holdings Inc.	27,554	1,200
*	Sprinklr Inc. Class A	78,158	1,081
*	LiveRamp Holdings Inc.	37,690	1,076
*	Box Inc. Class A	36,432	1,070
*	Magnachip Semiconductor Corp.	94,297	1,054
	Avnet Inc.	20,533	1,036
*	Viavi Solutions Inc.	82,371	933
*	nLight Inc.	54,640	843
*	TTM Technologies Inc.	58,649	815
*	FormFactor Inc.	22,487	770
*	CS Disco Inc.	92,165	758
*	Ribbon Communications Inc.	259,000	723
*	PROS Holdings Inc.	23,377	720
*	NETGEAR Inc.	50,351	713
*	Upland Software Inc.	182,511	657
*	Amplitude Inc. Class A	58,999	649
*	Samsara Inc. Class A	23,429	649
*	Cohu Inc.	14,801	615
*	Ultra Clean Holdings Inc.	15,927	613
*	LivePerson Inc.	126,455	572
*	Aeva Technologies Inc.	444,352	555
*	SecureWorks Corp. Class A	76,277	551
*	Xperi Inc.	39,283	517
*	Squarespace Inc. Class A	15,694	495
*	Unisys Corp.	120,547	480
*	FARO Technologies Inc.	23,761	385
*	8x8 Inc.	88,280	373
*	Brightcove Inc.	86,508	347
	PC Connection Inc.	6,356	287
	ON24 Inc.	32,548	264
			168,192
Materials (5.2%)
	Eagle Materials Inc.	60,973	11,367
	SunCoke Energy Inc.	811,537	6,387
	Olin Corp.	112,718	5,793
	Chemours Co.	141,185	5,208
	Ryerson Holding Corp.	105,653	4,583
*	O-I Glass Inc.	206,542	4,406
	Warrior Met Coal Inc.	112,156	4,369
	AdvanSix Inc.	123,951	4,336
	Graphic Packaging Holding Co.	146,418	3,518
*	Ecovyst Inc.	274,038	3,140
	United States Steel Corp.	122,946	3,075
	Innospec Inc.	27,599	2,772
	Ashland Inc.	26,927	2,340
	NewMarket Corp.	4,918	1,978
	Koppers Holdings Inc.	47,223	1,610
	Alpha Metallurgical Resources Inc.	7,034	1,156

		Shares	Market Value ($000)
	Greif Inc. Class A	15,302	1,054
	Trinseo plc	79,149	1,003
	Schnitzer Steel Industries Inc. Class A	31,179	935
	Myers Industries Inc.	24,452	475
	Hawkins Inc.	9,500	453
	Carpenter Technology Corp.	7,977	448
	Materion Corp.	3,273	374
	Commercial Metals Co.	6,709	353
	Element Solutions Inc.	14,754	283
	Orion Engineered Carbons SA	12,861	273
			71,689
Real Estate (6.4%)
	Park Hotels & Resorts Inc.	630,717	8,086
	RLJ Lodging Trust	749,696	7,699
	DiamondRock Hospitality Co.	847,934	6,792
	Apple Hospitality REIT Inc.	408,693	6,175
	Brixmor Property Group Inc.	263,592	5,799
	Broadstone Net Lease Inc.	258,465	3,991
	EPR Properties	83,785	3,921
	Ryman Hospitality Properties Inc.	40,980	3,808
	American Assets Trust Inc.	184,841	3,549
	Universal Health Realty Income Trust	72,425	3,446
	Outfront Media Inc.	212,195	3,336
*	Redfin Corp.	212,535	2,640
	Essential Properties Realty Trust Inc.	101,956	2,400
*	Opendoor Technologies Inc.	548,083	2,203
	Kite Realty Group Trust	91,798	2,051
	Xenia Hotels & Resorts Inc.	165,533	2,038
	Tanger Factory Outlet Centers Inc.	87,994	1,942
	Acadia Realty Trust	123,404	1,776
	Service Properties Trust	194,153	1,687
	Armada Hoffler Properties Inc.	141,089	1,648
	Highwoods Properties Inc.	66,515	1,590
	SITE Centers Corp.	110,912	1,466
	Newmark Group Inc. Class A	232,547	1,446
	Piedmont Office Realty Trust Inc. Class A	183,366	1,333
	eXp World Holdings Inc.	56,051	1,137
	Chatham Lodging Trust	106,553	997
	Alexander & Baldwin Inc.	52,436	974
	Summit Hotel Properties Inc.	148,107	964
	One Liberty Properties Inc.	37,488	762
	RE/MAX Holdings Inc. Class A	36,215	698
	Brandywine Realty Trust	147,748	687
*	Anywhere Real Estate Inc.	96,885	647
*	Compass Inc. Class A	180,724	633
	RPT Realty	45,345	474
	Global Medical REIT Inc.	46,311	423
*	Forestar Group Inc.	12,835	289
			89,507
Utilities (3.0%)
	Otter Tail Corp.	118,126	9,327
	National Fuel Gas Co.	169,627	8,712
	Black Hills Corp.	138,793	8,363
	Hawaiian Electric Industries Inc.	172,477	6,244
	Unitil Corp.	79,057	4,009
	MGE Energy Inc.	36,996	2,927

		Shares	Market Value ($000)
	Chesapeake Utilities Corp.	15,595	1,856
			41,438
Total Common Stocks (Cost $1,251,208)			1,383,972
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $10,222)	102,243	10,222
Total Investments (100.1%) (Cost $1,261,430)			1,394,194
Other Assets and Liabilities—Net (-0.1%)			(1,843)
Net Assets (100%)			1,392,351
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,362,000.
2	Restricted securities totaling $373,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,084,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	86	8,186	12
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,383,599	373	—	1,383,972
Temporary Cash Investments	10,222	—	—	10,222
Total	1,393,821	373	—	1,394,194
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.